Long-term Investments, Net (Tables)	12 Months Ended
Feb. 28, 2026
Equity Method Investments and Joint Ventures [Abstract]
Summary of Long-term Investments

The investments as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Equity investments without readily determinable fair values:
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)(1)	36,000	45,000	6,562
Total	36,000	45,000	6,562